Salaries and social security expenses - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Salaries and social security expenses [abstract]
Wages and salaries	$ 160,955	$ 127,113	$ 132,010
Social security costs	46,912	41,404	36,932
Equity-settled share-based compensation	6,680	8,581	10,227
Salaries and social security expenses	214,547	177,098	179,169
Wages and salaries capitalized in property, plant and equipment	$ 33,148	$ 35,007	$ 30,014